Income tax benefit (expense)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income tax benefit (expense)	Income tax benefit (expense)

(in thousands of USD)	2025	2024	2023
Current tax
Current period	(4,074)	(7,660)	(4,889)
Changes related to prior years	1,367	1,616	7
Total current tax	(2,707)	(6,044)	(4,881)

Deferred tax
Recognition of unused tax losses/(use of tax losses)	27	(243)	(1,146)
Other	(7,505)	4,394	18
Total deferred tax	(7,478)	4,151	(1,128)

Total tax benefit/(expense)	(10,185)	(1,893)	(6,009)

Reconciliation of effective tax	2025		2024		2023
Profit (loss) before tax		149,327		872,722		864,036

Tax at domestic rate	(25.00)%	(37,332)	(25.00)%	(218,181)	(25.00)%	(216,009)
Effects on tax of :
Losses not subject to tax		(7,240)		(2,879)		—
Tax exempt profit / loss		(8,778)		(502)		(4,535)
Tax adjustments for previous years		6,023		1,979		7
Loss for which no DTA (*) has been recognized		(627)		28,686		7,586
Non-deductible expenses		(9,893)		(7,605)		(1,602)
Use of previously unrecognized tax losses and tax credits		—		—		5,283
Effect of Tonnage Tax regime		43,339		185,784		195,768
Effect of share of profit of equity-accounted investees		(221)		94		(5)
Effects of tax regimes in foreign jurisdictions		4,543		10,731		7,498
Total taxes	(6.82)%	(10,185)	(0.22)%	(1,893)	(0.70)%	(6,009)

* Deferred Tax Asset
In application of an IFRIC agenda decision on ‘IAS 12 Income taxes', tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the consolidated statement of profit or loss but has been shown as an administrative expense under the heading General and administrative expenses. The amount paid for tonnage tax in the year ended December 31, 2025 was $2.5 million (2024: $2.2 million and 2023: $3.6 million) (see Note 5).

The Group has determined that the global minimum top-up tax, which is required to be paid under Pillar Two legislation, is an income tax in the scope of IAS 12. The Group operates mainly in the international shipping industry. Pillar II provides an exclusion for relevant shipping income (= profits earned from the transportation of cargo in international traffic). The Pillar II exercise will be subject to further guidance from the OECD. Based on the current state of play, we expect to be able to benefit from the shipping exclusion for the majority of our activities. Therefore, the Group concluded the impact of Pillar II to be limited.

The Group has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when it is incurred. The impact for the Group was assessed and it was concluded that a limited amount of $0.4 million was applicable for 2025.
Deferred tax assets and liabilities
Recognized deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Tangible assets	16,176	(6,579)	9,597
Employee benefits	46	—	46
Unused tax losses & tax credits	22,284	(426)	21,858
Unremitted earnings	—	(21,865)	(21,865)
	38,506	(28,870)	9,636
Offset	(28,432)	28,432
Balance at December 31, 2024	10,074	(438)

Tangible assets	2,357	(28)	2,329
Employee benefits	20	—	20
Unused tax losses & tax credits	22,196	(457)	21,739
Unremitted earnings	—	(21,723)	(21,723)
	24,573	(22,208)	2,365
Offset	(21,723)	21,723
Balance at December 31, 2025	2,850	(485)

Unrecognized deferred tax assets and liabilities
Total unrecognized tax losses amount to $244.4 million for 2025 ($160.6 million for 2024) and unused taxable temporary differences amount to $48.6 million (both 2025 and 2024). Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2025		December 31, 2024
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	12,377	—	12,226	—
Taxable temporary differences	—	(12,162)	—	(12,162)
Tax losses & tax credits	58,934	—	39,622	—
	71,311	(12,162)	51,848	(12,162)
Offset	(12,162)	12,162	(12,162)	12,162
Total	59,150	—	39,686	—

The unrecognized deferred tax assets in respect of tax losses and tax credits relates to tax losses carried forward, investment deduction allowances and excess dividend received deduction. Tax losses and tax credits have no expiration date.

A deferred tax asset (DTA) is recognized for unused tax losses and tax credits carried forward, to the extent that it is probable that future taxable profits will be available. The Group considers future taxable profits as probable when it is more likely than not that taxable profits will be generated in the foreseeable future. When determining whether probable future taxable profits are available the probability threshold is applied to portions of the total amount of unused tax losses or tax credits, rather than the entire amount.

Given the nature of the tonnage tax regime, the Group has a substantial amount of unused tax losses and tax credits for which no future taxable profits are probable and therefore no DTA has been recognized.

No deferred tax liabilities have been recognized for temporary differences related to vessels for which the Group expects that the reversal of these differences will not have a tax effect.
Movement in deferred tax balances during the year

(in thousands of USD)	Balance at Jan 1, 2023	Recognized in income	Other movements	Translation Differences	Balance at Dec 31, 2023
Employee benefits	25	18	—	1	44
Unused tax losses & tax credits	60,308	(18,134)	—	4	42,178
Unremitted earnings	(58,930)	16,988	—	—	(41,942)
Total	1,403	(1,128)	—	5	280

	Balance at Jan 1, 2024	Recognized in income	Other movements	Translation Differences	Balance at Dec 31, 2024

Tangible assets	—	4,388	5,303	(94)	9,597
Employee benefits	44	6	—	(4)	46
Unused tax losses & tax credits	42,178	(20,320)	—	—	21,858
Unremitted earnings	(41,942)	20,077	—	—	(21,865)
Total	280	4,151	5,303	(98)	9,636

	Balance at Jan 1, 2025	Recognized in income	Other movements	Translation Differences	Balance at Dec 31, 2025
Tangible assets	9,597	(7,474)	(67)	273	2,329
Employee benefits	46	(31)	—	5	20
Unused tax losses & tax credits	21,858	(114)	—	(5)	21,739
Unremitted earnings	(21,865)	141	—	1	(21,723)
Total	9,636	(7,478)	(67)	274	2,365

The other movements in 2024 relate to the recognition of the deferred tax assets and liabilities when control of CMB.TECH Enterprises was obtained.